Summary of significant accounting policies (Details 2) (USD $) In Millions			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 PMG [Member] Segment, Discontinued Operations [Member]
Goodwill [Line Items]
Impairment of goodwill	$ 0	$ 0
Goodwill written off (PMG)			$ 22.1